Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets

	December 31, 2019 $	December 31, 2018 $
Prepaid expenses	20,840	12,912
Deposits	12,853	9,599
Other current assets	9,310	3,681
Foreign exchange contracts	5,830	—
	48,833	26,192